May 8, 2002

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

Attention:        Office of Filings, Information & Consumer Services

RE: Gabelli International Growth Fund, Inc. (the "Fund") File Nos. 33-79994 and 811-08560

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Class ABC Shares Prospectus and the Statement of Additional Information for the above-named Fund do not differ from those contained in Post-Effective Amendment No. 11 (the "Amendment") to the Fund's Registration Statement on Form N-1A. The Amendment was filed electronically on May 1, 2002 (Accession #0000935069-02-000404).


         If you have any questions, concerning this filing, you may contact the undersigned at (617) 535-0520.


                                          /s/ Rebecca D. Gilding
                                          Rebecca D. Gilding
                                          Regulatory Administration Associate

cc:      B. Alpert - Gabelli Funds, LLC
         J. McKee - Gabelli Funds, LLC
         D. Schloendorn - Willkie Farr & Gallagher
         T. Hamlin
         L. Dowd